Commitments and Contingencies - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2012
Commitments And Contingencies Disclosure [Abstract]
Line Of Credit, maintained				$ 2,000
Line of credit, amount draw				0
Line of credit, outstanding					0
Rent expenses under operating leases			2,080	1,667
Accrued expenses	$ 225	$ 308	$ 417	$ 321
Agreement effective date	Nov. 17, 2013
Start date new strategic partnership agreement	Nov. 18, 2013
End date of new strategic partnership agreement	Nov. 19, 2017